Leases - Schedule of Maturities of Lease Liabilities (Details)	Sep. 30, 2025 USD ($)
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
Remainder of 2026	$ 1,340,664
2027	2,343,646
2028	1,847,430
2029	1,333,449
2030	739,650
Thereafter	641,876
Total lease payments	8,246,715
Less: imputed interest	(951,402)
Present value of lease liabilities	7,295,313
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
Remainder of 2026	72,024
2027	100,848
2028	22,218
2029	217
2030
Thereafter
Total lease payments	195,307
Less: imputed interest	(12,837)
Present value of lease liabilities	$ 182,470